Short-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Short-term debt
Schedule of short-term debt

	December 31,
	2023		2022		2021
Bank loan with HSBC Mexico for Ps.600,000 for six months with unsecured collateral at a variable rate of TIIE 91 plus 0.60 percentage point.	Ps.	—	Ps.	600,000	Ps.	—
Bank loan with Banco Nacional de México for Ps.400,000 for six months with unsecured collateral at a variable rate of TIIE 28 plus 1.0 percentage point.		—		400,000		—
Credit line of credit with Banco Santander Mexico for Ps.200,000 for 3 months with unsecured collateral at a variable rate of TIIE rate plus 1.40 percentage point.		—		200,000		—
Bank loan with Banco Nacional de México for Ps.1,000,000, for six months at a variable rate of TIIE 28 plus 1.0 percentage point.		—		—		1,000,000
Bank loan with HSBC Mexico for Ps.900,000, for six months, at a variable rate of TIIE 91 plus 0.50 percentage points.		—		—		900,000
Credit line with Banco Santander Mexico for Ps.1,000,000, for six months at a variable rate TIIE 28 plus 1.55 percentage points on average.		—		—		800,000
Total short-term debt	Ps.	—	Ps.	1,200,000	Ps.	2,700,000